Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ (110,000)	$ 109,000
State and local	(33,000)	53,000
Total current	(143,000)	162,000
Deferred:
Federal	(1,173,000)	(754,000)
State and local	(86,000)	(174,000)
Total deferred	(1,259,000)	(928,000)
Total provision (benefit)	$ (1,402,000)	$ (766,000)